Investment Securities - Additional Information (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Available-for-sale securities	[1]	$ 90,838	$ 85,992
Allowance for credit loss on held-to-maturity securities		0
Asset Pledged as Collateral
Debt Securities, Available-for-Sale [Line Items]
Available-for-sale securities		17,200	18,800
Asset Pledged as Collateral with Right
Debt Securities, Available-for-Sale [Line Items]
Available-for-sale securities		$ 294	$ 320

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.